Accounts Receivable and Others Assets	12 Months Ended
Jun. 30, 2026
Accounts Receivable and Others Assets [Abstract]
Accounts receivable and others assets

8. Accounts receivable and others assets

	Note	2026	2025
Trade accounts receivable	8.1	291,516	385,058
Recoverable taxes	8.2	25,641	15,648
Advances to suppliers		13,478	19,813
Other receivables		11,173	8,946
Total current		341,808	429,465

Trade accounts receivable	8.1	349,358	521,210
Recoverable taxes	8.2	115,494	76,089
Judicial deposits	28	5,616	6,544
Consortium		1,869	-
Total noncurrent		472,337	603,843

8.1 Trade accounts receivable

	2026	2025
Sale of sugarcane	27,387	45,800
Sale of grains and cottons	49,152	73,869
Sale of cotton	1,487	3,946
Sale of beef cattle	529	2,226
Leases of land	19,379	15,357
Sale of machinery	5,827	12,218
Sale of farms	191,235	235,419
	294,996	388,835

Allowance for expected credit losses	(3,480)	(3,777)

Total current	291,516	385,058

Sale of farms	349,358	521,210

Total noncurrent	349,358	521,210

a) Changes in accounts receivable from grain, cottons and soybean customers

	Grains	Cottons	Cattle	Sugarcane
Balance on June 30, 2024	41,587	2,534	1,196	43,953
Sales in year	442,530	90,583	26,457	325,265
Received	(409,994)	(89,171)	(25,427)	(323,418)
Write-off	(254)	-	-	-
Balance on June 30, 2025	73,869	3,946	2,226	45,800
Sales in year	563,828	99,146	40,591	199,605
Received	(588,248)	(101,605)	(42,288)	(218,018)
Write-off	(297)	-	-	-
Balance on June 30, 2026	49,152	1,487	529	27,387

b) Changes in the allowance credit losses from trade receivables:

At June 30, 2024	4,031
Allowance set up	16
Exchange variation	(270)
At June 30, 2025	3,777
Allowance set up	(140)
Exchange variation	(157)
At June 30, 2026	3,480

c) Receivables by maturity

	2026	2025
Falling due:
Up to 30 days	76,943	112,576
31 to 90 days	54,943	82,070
91 to 180 days	20,693	42,594
181 to 360 days	138,837	143,437
Over 360 days	349,358	521,210
Past due:
Up to 30 days	93	3,995
31 to 90 days	-	26
91 to 180 days	7	-
181 to 360 days	-	360
Over 360 days	3,480	3,777
	644,354	910,045

d) Sales of sugarcane

Revenues from sugarcane are concentrated in three contracts. The credit risk associated with these contracts is assessed in accordance with the Company’s internal policy (Note 5.8.b).

All risks were covered during the period ended June 30, 2026, and there has been no history of default up to the date these financial statements were authorized for issuance.

e) Receivables from sale of farms

The total sales, amounts received, and amounts receivable from the sale of the farm are as follows:

	As of 2025	Sales	Receipts	Fair value adjustment (*)	Exchange variation	Transfer	As of 2026	Current	Non-current
Araucária VI	2,952	-	(1,275)	6	-	-	1,683	1,683	-
Araucária VII	134,893	-	(43,870)	(1,061)	-	-	89,962	46,047	43,915
Jatobá II	9,423	-	(9,969)	546	-	-	-	-	-
Jatobá III	3,685	-	(3,796)	111	-	-	-	-	-
Jatobá V	8,981	-	(2,266)	767	-	-	7,482	4,938	2,544
Jatobá VI	13,002	-	(1,893)	788	-	-	11,897	11,479	418
Jatobá VII	57,297	-	(4,822)	2,081	-	-	54,556	18,329	36,227
Alto Taquari IV	149,582	-	(36,224)	(6,987)	-	-	106,371	34,863	71,508
Chaparral I	219,792	-	(25,702)	2,214	-	-	196,304	56,108	140,196
Preferência	101,620	-	(40,000)	9,253	-	-	70,873	17,283	53,590
Fon Fon I	555	-	(209)	(328)	(18)	-	-	-	-
Rio do Meio I	49,571	-	-	(2,438)	-	(47,133)	-	-	-
Rio do Meio II	5,276	1,005	(7,664)	1,383	-	-	-	-	-
Marangatú	-	3,059	(1,583)	(81)	70	-	1,465	505	960
	756,629	4,064	(179,273)	6,254	52	(47,133)	540,593	191,235	349,358

(*)	The negative change in the period was due to the devaluation of the US dollar exchange rate, being one of the assumptions used in the calculation.

	As of 2024	Sales	Receipts	Fair value adjustment	Exchange variation	As of 2025	Current	Non-current
Araucária VI	5,538	-	(2,676)	90	-	2,952	1,307	1,645
Araucária VII	177,549	-	(43,249)	593	-	134,893	46,569	88,324
Jatobá II	61,288	-	(52,105)	240	-	9,423	9,423	-
Jatobá III	23,809	-	(19,839)	(285)	-	3,685	2,402	1,283
Jatobá IV	3,792	-	(3,529)	(263)	-	-	149	(149)
Jatobá V	20,684	-	(11,844)	141	-	8,981	8,419	562
Jatobá VI	22,577	-	(9,892)	317	-	13,002	7,103	5,899
Jatobá VII	79,736	-	(25,202)	2,763	-	57,297	7,618	49,679
Alto Taquari III	2,312	-	(2,055)	(257)	-	-	-	-
Alto Taquari IV	57,764	123,274	(32,706)	1,250	-	149,582	37,517	112,065
Chaparral I	254,985	-	(46,717)	11,524	-	219,792	34,823	184,969
Preferência	-	104,238	(2,000)	(618)	-	101,620	39,496	62,124
Fon Fon I	564	-	-	-	(9)	555	555	-
San Cayetano	168	-	(170)	-	2	-	-	-
Rio do Meio I	56,626	-	(6,308)	(747)	-	49,571	40,038	9,533
Rio do Meio II	-	13,787	(8,747)	236	-	5,276	-	5,276
Marangatú	2,693	-	(2,763)	73	(3)	-	-	-
	770,085	241,299	(269,802)	15,057	(10)	756,629	235,419	521,210

The Company entered into an agreement for the full termination of the purchase and sale agreement involving a portion of the Rio do Meio Farm, located in Correntina (Bahia) on a consensual basis, due to the purchaser’s default. The termination was carried out on a consensual basis, as the purchaser is currently undergoing judicial reorganization proceedings.

Upon implementation of the agreement, the Company transferred the receivables recorded under the “Rio do Meio I” line item and reincorporated 2,218.5 hectares of productive land as investment properties, recognized at their fair value of R$47,133.

8.2 Recoverable taxes

	2026	2025
Withholding income tax (IRRF) on financial investments to be offset	3,945	4,077
Income tax losses and social contribution carryforwards	-	17
Other recoverable taxes and contributions	26	1,315
Tax on value added - IVA – (Paraguay/Bolivia)	9,478	8,224
Other recoverable taxes	517	81
IRPJ/CSLL Estimative	11,675	1,934
Total current	25,641	15,648

ICMS recoverable	11,784	10,649
Non-cumulative PIS and COFINS to be offset	77,743	45,757
IRRF on financial investments to be offset	1,079	1,367
Tax on value added - IVA – (Paraguay/Bolivia)	24,887	18,160
Other recoverable taxes	1	156
Total noncurrent	115,494	76,089